Goodwill and intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,183	$ 4,149
Accumulated amortization	(2,960)	(2,743)
Total	1,223	1,406
Additions to intangible assets other than goodwill	131	175
Amortization expense
Amortization expense of intangible assets other than goodwill	263	282	$ 318
Future amortization expense of intangible assets
2024	253
2025	198
2026	177
2027	163
2028	140
Thereafter	292
Total	1,223	1,406
Capitalized software for internal use
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	904	830
Accumulated amortization	(775)	(720)
Total	129	110
Additions to intangible assets other than goodwill	70	53
Amortization expense
Amortization expense of intangible assets other than goodwill	44	52	66
Future amortization expense of intangible assets
Total	129	110
Capitalized software for sale
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26	26
Accumulated amortization	(26)	(26)
Total	0	0
Additions to intangible assets other than goodwill	0	0
Future amortization expense of intangible assets
Total	0	0
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	219	230	$ 252
Intangibles other than software: Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,632	1,743
Accumulated amortization	(894)	(808)
Total	738	935
Additions to intangible assets other than goodwill	12	79
Future amortization expense of intangible assets
Total	738	935
Intangibles other than software: Technology-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,034	997
Accumulated amortization	(832)	(812)
Total	202	185
Additions to intangible assets other than goodwill	13	16
Future amortization expense of intangible assets
Total	202	185
Intangibles other than software: Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	531	498
Accumulated amortization	(400)	(347)
Total	131	151
Additions to intangible assets other than goodwill	35	20
Future amortization expense of intangible assets
Total	131	151
Intangibles other than software: Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	56	55
Accumulated amortization	(33)	(30)
Total	23	25
Additions to intangible assets other than goodwill	1	7
Future amortization expense of intangible assets
Total	$ 23	$ 25